Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,774,332	$ 2,598,864	$ 4,273,012
Accrued interest receivable		14,367
Prepaid expenses and other current assets	30,618	58,802	61,433
Total current assets	1,804,950	2,672,033	4,334,445
Deferred offering costs	86,850
Prepaid expense, less current portion			2,293
Total assets	1,891,800	2,672,033	4,336,738
Current liabilities:
Accounts payable and accrued expenses	189,868	143,549	195,211
Research and development contract liabilities	24,097	94,349	15,704
Total current liabilities	213,965	237,898	210,915
Commitments and contingencies
Stockholders' equity:
Preferred Stock, $0.0001 par value; authorized - 10,000,000 shares; issued and outstanding - 350,000 shares of Series A Convertible Preferred Stock, $10.00 per share stated value, liquidation preference based on assumed conversion into common shares - 4,375,000 shares	3,500,000	3,500,000	3,500,000
Common stock, $0.0001 par value; authorized - 100,000,000 shares; issued and outstanding - 67,045,814 shares	6,704	6,704	6,704
Additional paid-in capital	26,016,317	26,016,317	25,267,662
Accumulated deficit	(27,845,186)	(27,088,886)	(24,648,543)
Total stockholders' equity	1,677,835	2,434,135	4,125,823
Total liabilities and stockholders' equity	$ 1,891,800	$ 2,672,033	$ 4,336,738